THE PACIFIC CORPORATE GROUP
                               PRIVATE EQUITY FUND

                              Financial Statements
                                   (Unaudited)


                            For the Six Months Ended
                               September 30, 2000

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
BALANCE SHEET (Unaudited)
September 30, 2000



ASSETS

Portfolio investments at fair value (cost $81,465,699)                                                  $    108,302,008
Short-term investments, at amortized cost                                                                     27,208,872
Cash and cash equivalents                                                                                      5,444,333
Receivable from indirect investments                                                                             278,383
Accrued interest receivable                                                                                       10,557
Prepaid expenses and other assets                                                                                 16,205
                                                                                                        ----------------

TOTAL ASSETS                                                                                            $    141,260,358
                                                                                                        ================


LIABILITIES AND SHAREHOLDERS' EQUITY

Liabilities:
Accounts payable and accrued expenses                                                                   $         52,564
                                                                                                        ----------------
   Total liabilities                                                                                              52,564
                                                                                                        ----------------

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:
   Adviser Trustee (500 shares)                                                                                  649,771
   Beneficial Shareholders (108,159.8075 shares)                                                             140,558,023
                                                                                                        ----------------
     Total shareholders' equity                                                                              141,207,794
                                                                                                        ----------------

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY                                                              $    141,260,358
                                                                                                        ================




The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of September 30, 2000

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Direct Investments:

ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
10,000 shares of redeemable exchangeable
   cumulative preferred stock                                        $      1,000,000   $      1,000,000
100,000 shares of common stock                                              1,000,000          1,000,000
                                                                     ----------------   ----------------
                                                                            2,000,000          2,000,000        1.41%
                                                                     ----------------   ----------------
HCS Holdings, Inc.
Beaumont, TX
Home healthcare supplies
27,000 shares of Series A redeemable preferred stock                        2,700,000          2,700,000
30,000 shares of Class A common stock                                         300,000            300,000
                                                                     ----------------   ----------------
                                                                            3,000,000          3,000,000        2.12%
                                                                     ----------------   ----------------
Integra Telecom, Inc.
Portland, OR
Facilities-based, integrated communications provider
4,000,000 shares of Series F preferred stock                                4,000,000          4,000,000
Warrant to purchase 3,561,086 shares of Class A voting
   common stock at $.001 per share, expiring 1/14/10                                0                  0
                                                                     ----------------   ----------------
                                                                            4,000,000          4,000,000        2.83%
                                                                     ----------------   ----------------
IRMC Holdings, Inc.
Columbus, OH
Accounts receivable management and teleservices
28,480 shares of 8% Series A cumulative
   redeemable preferred stock                                               2,848,000          2,848,000
71,200 shares of Class A common stock                                         712,000            712,000
                                                                     ----------------   ----------------
                                                                            3,560,000          3,560,000        2.52%
                                                                     ----------------   ----------------
VS&A-DTN, LLC
New York, NY
Holding  company for  investment in Data  Transmission
Network  Corporation,  a business-to-business  e-commerce
and  information  services  company serving the agriculture, weather, energy and financial services industries
1.915% membership interest in VS&A-DTN, LLC                                 3,750,000          3,750,000        2.65%

VS&A HW Holding, LLC (a)
Washington, D.C
Holding company for investment in Hanley-Wood, LLC, a
business to business company providing publishing trade
show and related media for residential building industry
2.3077% membership interest in VS&A HW Holding LLC                          3,000,000          3,000,000        2.12%






THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of September 30, 2000
                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Zhone Investors VIII, LLC
La Jolla, CA
Holding  company for investment in Zhone  Technologies,
Inc., a next generation telecommunications   equipment,
services  and  solutions  provider  located  in Oakland, CA
69.8% Class A membership interest in Zhone Investors VIII, LLC       $      2,401,000   $      2,401,000        1.70%
                                                                     ----------------   ----------------     --------

Total Direct Investments                                                   21,711,000         21,711,000       15.35%
                                                                     ----------------   ----------------     --------

Indirect Investments:

Alta California Partners II, L.P.(b)                                        2,485,031          3,254,002        2.31%
$4,000,000 original capital commitment
1.783% limited partnership interest

American Securities Partners II, L.P.                                       3,336,452          3,271,639        2.32%
$5,000,000 original capital commitment
1.429% limited partnership interest

Apollo Investment Fund IV, L.P.                                             3,759,544          4,368,467        3.09%
$5,000,000 original capital commitment
 .139% limited partnership interest

Atlas Venture Fund IV, L.P.                                                 1,208,246          1,814,291        1.28%
$1,540,000 original capital commitment
 .492% limited partnership interest

Aurora Equity Partners II L.P.                                              2,358,281          2,195,222        1.55%
$5,000,000 original capital commitment
 .663% limited partnership interest

Bedrock Capital Partners I, L.P. (c)                                        4,598,583         21,349,849       15.12%
$5,000,000 original capital commitment
4.189% limited partnership interest

CVC European Equity Partners II L.P.                                        4,895,083          4,463,733        3.16%
$7,500,000 original capital commitment
 .397% limited partnership interest

Exxel Capital Partners V, L.P.                                              2,376,327          2,410,590        1.71%
$2,500,000 original capital commitment
 .294% limited partnership interest

Fenway Partners Capital Fund II, L.P.                                       2,024,942          1,851,948        1.31%
$5,000,000 original capital commitment
 .550% limited partnership interest

First Reserve Fund VIII, L.P.                                               2,716,076          3,937,808        2.79%
$5,000,000 original capital commitment
 .616% limited partnership interest






THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of September 30, 2000
                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                       $      4,476,083   $      5,899,919        4.18%
$5,000,000 original capital commitment
 .124% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.                          2,297,144          2,308,594        1.63%
$2,500,000 original capital commitment
 .260% limited partnership interest

Parthenon Investors, L.P.                                                   2,469,045          2,387,829        1.69%
$3,500,00 original capital commitment
 .990% limited partnership interest

Providence Equity Partners III, L.P.                                        2,087,621          5,000,859        3.54%
$3,500,000 original capital commitment
 .372% limited partnership interest

Sentinel Capital Partners II, L.P.                                          2,132,610          1,927,756        1.37%
$5,000,000 original capital commitment
3.973% limited partnership interest

Sprout Capital VIII, L.P.(d)                                                4,168,070          5,496,333        3.89%
$5,000,000 original capital commitment
 .667% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.                                          7,864,075         10,412,738        7.37%
$10,000,000 original capital commitment
 .313% limited partnership interest

Triumph Partners III, L.P.                                                  3,669,554          3,498,849        2.48%
$5,000,000 original capital commitment
 .831% limited partnership interest

VS&A Communications Partners III, L.P.                                        831,932            740,582         .52%
$3,000,000 original capital commitment
 .350% limited partnership interest                                                                           _______
                                                                     ----------------   ----------------

Total Indirect Investments                                                 59,754,699         86,591,008       61.31%
                                                                     ----------------   ----------------     --------

Total Portfolio Investments                                          $     81,465,699   $    108,302,008       76.66%
                                                                     ================   ================     ========

(a) VS&A HW Holding, LLC is held by PEF Direct, Inc., a wholly owned subsidiary of the Trust.

(b) In August 2000, the Trust received an in-kind distribution from Alta California Partners II, L.P. of 9,816 common shares of Aclara BioSciences, Inc. valued at $433,929 as of the distribution date. The Trust sold the Aclara shares in September 2000 for $368,698, realizing a gain of $351,029.

(c) In August 2000, the Trust received an in-kind distribution from Bedrock Capital Partners I, L.P. of 18,577 common shares of Sonus Networks, Inc. valued at $3,269,552 as of the distribution date. The Trust sold the Sonus shares in August 2000 for $2,706,614, realizing a gain of $2,699,183.

(d) In September 2000, the Trust received an in-kind distribution from Sprout Capital VIII, L.P. of 5,628 common shares of CNET Networks, Inc. valued at $187,412 as of the distribution date. The Trust sold the CNET shares in September 2000 for $167,259, realizing a gain of $139,400.

The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND STATEMENT OF OPERATIONS (Unaudited) For the Three and Six Months Ended September 30, 2000



                                                                                   Three Months          Six Months
                                                                                       Ended                  Ended
                                                                                   September 30,         September 30,
                                                                                       2000                   2000
                                                                                 ----------------        ---------------
Investment Income and Expenses

Interest from short-term investments                                             $        474,829        $       993,397
                                                                                 ----------------        ---------------

Expenses:
Management fee                                                                            345,582                691,164
Accounting and administrative fees                                                         30,514                 62,964
Legal fees                                                                                    121                 19,340
Independent Trustee fees                                                                   11,625                 23,250
Custody fees                                                                               15,810                 31,560
Insurance expense                                                                          10,215                 28,855
Mailing and printing expense                                                               36,253                 40,987
Miscellaneous                                                                                 879                  2,492
                                                                                 ----------------        ---------------
   Total expenses                                                                         450,999                900,612
                                                                                 ----------------        ---------------

   Net investment income                                                                   23,830                 92,785
                                                                                 ----------------        ---------------

Net Change in Net Assets from Portfolio Investments

Change in unrealized appreciation of Distributed Investments                           (3,837,934)            (4,566,860)
Realized gain from Distributed Investments                                              3,189,612              3,830,039
                                                                                 ----------------        ---------------
   Net change in net assets from Distributed Investments                                 (648,322)              (736,821)
                                                                                 ----------------        ---------------

Change in unrealized appreciation or depreciation of
   Indirect Investments                                                                18,222,267             18,094,196
Expenses paid in connection with Indirect Investments                                     (12,483)               (45,377)
Realized gains/income received from Indirect Investments                                  136,732                265,813
                                                                                 ----------------        ---------------
   Net change in net assets from Indirect Investments                                  18,346,516             18,314,632
                                                                                 ----------------        ---------------

Net Increase in Net Assets Resulting from Operations                             $     17,722,024        $    17,670,596
                                                                                 ================        ===============


The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited)
For the Six Months Ended September 30, 2000



                                                                         Adviser            Beneficial
                                                                         Trustee           Shareholders                 Total

Balance as of March 31, 2000                                          $     568,459    $      122,968,739    $      123,537,198

Net increase in net assets from operations                                   81,312            17,589,284            17,670,596
                                                                      -------------    ------------------    ------------------

Balance as of September 30, 2000                                      $     649,771    $      140,558,023 (A) $     141,207,794
                                                                        =============    ================      ================



(A) The net asset value per share of beneficial interest was $1,299.54 as of September 30, 2000.



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended September 30, 2000


CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES

Net increase in net assets from operations                                                               $     17,670,596

Adjustments to reconcile net increase in net assets from operations to net cash provided from operating activities:

Net change in net assets from Distributed Investments                                                             736,821
Net change in net assets from Indirect Investments                                                            (18,314,632)
Increase in accrued interest                                                                                      (17,224)
Decrease in prepaid expenses and other assets                                                                     392,849
Decrease in accounts payable and accrued expenses                                                                 (33,778)
                                                                                                         ----------------
Net cash provided from operating activities                                                                       434,632
                                                                                                         ----------------

CASH FLOWS PROVIDED FROM INVESTING ACTIVITIES

Net return of short-term investments                                                                           10,487,000
Cost of Direct Investments purchased                                                                           (4,951,000)
Capital contributed to Indirect Investments                                                                    (8,953,524)
Return of capital distributions received from Indirect Investments                                                305,278
Expenses paid in connection with Indirect Investments                                                             (45,377)
Realized gains/income received from Indirect Investments                                                          300,060
Proceeds from the sale of Distributed Investments                                                               4,047,883
                                                                                                         ----------------
Net cash provided from investing activities                                                                     1,190,320
                                                                                                         ----------------

Increase in cash and cash equivalents                                                                           1,624,952
Cash and cash equivalents at beginning of period                                                                3,819,381
                                                                                                         ----------------

Cash and cash equivalents at end of period                                                               $      5,444,333
                                                                                                         ================



Supplemental disclosure of non-cash investing activities:

Value of in-kind distributions received from Indirect Investments                                        $      4,029,052
                                                                                                         ================





The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
FINANCIAL HIGHLIGHTS (Unaudited)
For the Six Months Ended September 30, 2000


THE  FOLLOWING  PER SHARE DATA AND RATIOS  HAVE BEEN  DERIVED  FROM  INFORMATION
PROVIDED IN THE FINANCIAL STATEMENTS.

Increase (Decrease) in Net Asset Value

Per Share Operating Performance:

Net asset value, beginning of period                                                                      $    1,136.92

   Net investment income                                                                     $    .85

   Net change in net assets from portfolio investments                                         161.77
                                                                                             --------

Net increase in net assets from operations                                                                       162.62
                                                                                                          -------------

Net asset value, end of period                                                                            $    1,299.54
                                                                                                          =============

Total investment return                                                                                           28.61%
                                                                                                          ==============

Ratios to Average Net Assets:

Investment expenses                                                                                                1.39%
                                                                                                          ==============

Net income                                                                                                        27.41%
                                                                                                          ==============

Supplemental Data:

Net assets, end of period                                                                              $     141,207,794
                                                                                                       =================

Portfolio turnover                                                                                                 4.33%
                                                                                                          ==============



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.       Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. Pacific Corporate Group, Inc., the Adviser Trustee of the Trust (the "Adviser Trustee") manages the investment policies and operations of the Trust. The Adviser Trustee and four individual Trustees (collectively the "Trustees"), three of whom are not affiliated with the Adviser Trustee (the "Independent Trustees"), are responsible for the overall supervision of the Trust.

The objective of the Trust is to achieve, through selected private market equity and equity-related investments, rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments").

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market. Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee in accordance with procedures established by the Trustees.

In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partner managers of such investments. The valuations provided by the general partner managers are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust's allocated share of the Indirect Investment's profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee for reasonableness and the fair value of each Indirect Investment may be adjusted in the discretion of the Adviser Trustee. No such adjustments have been made as of September 30, 2000.

The fair value of Direct Investments and securities received from Indirect Investments ("Distributed Investments") is determined by the Adviser Trustee as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price for the last trading day of the accounting period, (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors to be considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities and the company's earnings, sales and book value.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

As a result of delays in receiving quarterly financial statements from certain of the Trust's Indirect Investments, the Trust's capital account balances in such Indirect Investments used to determine certain fair values may not be as of the same date as the Trust's financial statements. Any adjustments to such fair values, which would have been recorded had current capital account balances been available, will be reflected in subsequent financial statements of the Trust. The Adviser Trustee is unable to estimate whether such adjustments to the Indirect Investments' fair values would be material.

The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust's Direct Investments are restricted as to resale. Additionally, the Trust's Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Currency Risk - Although the majority of the Trust's investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than its reporting currency, the U.S. dollar. Consequently, the Trust is exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust's assets which are denominated in currencies other than the U.S. dollar.

Syndication Costs - Selling commissions of $1,926,568 and other costs associated with selling shares of the Trust totaling $568,126 have been recorded as a direct reduction to shareholders' equity since the inception of the Trust.

Income Taxes - No provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

Statement of Cash Flows - The Trust considers its interest-bearing account to be a cash equivalent.

Financial Instruments - The Trust carries its financial instruments at amounts which approximate fair value.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

3.     Shareholders' Equity

In connection with the issuance of 108,659.8075 shares of beneficial interest (the "Shares") of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the shares.

4.     Management Fee

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

5.     Independent Trustee Fees

As compensation for services rendered to the Trust, each Independent Trustee receives $10,000 annually in quarterly installments and $500 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, the Independent Trustees also are members of the Audit Committee. As compensation for services rendered to the Trust as members of the Audit Committee, each of the Independent Trustees receives an additional $2,500 annually in quarterly installments and $250 for each Audit Committee meeting attended.

6.     Allocation of Net Income and Net Loss

Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments", and 15% from Direct Investments in "pari passu co-investments" (as described below), provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

"Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), concluded

7.     Investment Commitments

As of September 30, 2000, the Trust's unfunded investment commitments totaled $27,233,952 for Indirect Investments and $600,000 for Direct Investments.

8.     Subsequent Event

On October 12, 2000, the Trust made its first cash distribution to shareholders totaling $2,064,536, or $19 per share of beneficial interest in the Fund.